Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2023
Intangible Assets, Net
Schedule of intangible assets, net

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Computer software	28,478	34,547	4,782
Licenses	15,648	16,673	2,307
Internet Hospital License	3,600	6,769	937
Customer Relationship	2,600	27,857	3,855
Trademark	—	44,773	6,196
Intangible assets, cost	50,326	130,619	18,077
Less: accumulated amortization	(16,778)	(29,806)	(4,125)
accumulated impairment	—	(2,210)	(306)
	33,548	98,603	13,646